CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative-effect adjustment upon adoption of New Revenue Standard [Member]	Philippine Subsidiaries [Member]	Studio City International [Member]	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Philippine Subsidiaries [Member]	Additional Paid-in Capital [Member] Studio City International [Member]	Accumulated Other Comprehensive Losses [Member]	Accumulated Other Comprehensive Losses [Member] Cumulative-effect adjustment upon adoption of new standard on equity investments [Member]	Accumulated losses [Member]	Accumulated losses [Member] Cumulative-effect adjustment upon adoption of new standard on equity investments [Member]	Accumulated losses [Member] Cumulative-effect adjustment upon adoption of New Revenue Standard [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Cumulative-effect adjustment upon adoption of New Revenue Standard [Member]	Noncontrolling Interests [Member] Philippine Subsidiaries [Member]	Noncontrolling Interests [Member] Studio City International [Member]
Beginning balance at Dec. 31, 2017	$ 3,589,687	$ (12,970)			$ 15,339	$ (90)	$ 3,864,109			$ (26,610)	$ 1,150	$ (774,512)	$ (1,150)	$ (11,286)	$ 511,451	$ (1,684)
Beginning balance (in shares) at Dec. 31, 2017					1,533,929,981	(9,015,012)
Net income (loss) for the year	338,896											340,299			(1,403)
Foreign currency translation adjustments	(48,900)									(33,872)					(15,028)
Share-based compensation	24,775						24,830								(55)
Reclassification of share-based compensation plan from equity-settled to cash-settled	(505)						(505)
Shares repurchased by the Company	(657,322)					$ (657,322)
Shares repurchased by the Company (in shares)						(96,571,065)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)					4,570,191	(4,570,191)
Shares issued for future vesting of restricted shares and exercise of share options					$ 46	$ (46)
Issuance of shares for restricted shares vested (in shares)						2,115,809
Issuance of shares for restricted shares vested	(37)					$ 21	(58)
Exercise of share options (in shares)						4,803,288
Exercise of share options	1,882					$ 48	1,834
Changes in shareholdings of subsidiaries			$ (199,267)	$ 207,584				$ (141,572)	$ (31,845)								$ (57,695)	$ 239,429
Dividends declared	(271,531)						(1,214)					(270,317)
Ending balance at Dec. 31, 2018	2,972,292				$ 15,385	$ (657,389)	3,715,579			(59,332)		(716,966)			675,015
Ending balance (in shares) at Dec. 31, 2018					1,538,500,172	(103,237,171)
Net income (loss) for the year	394,228											373,173			21,055
Foreign currency translation adjustments	48,734									40,529					8,205
Share-based compensation	30,825						30,815								10
Reclassification of share-based compensation plan from equity-settled to cash-settled	(4,703)						(4,619)								(84)
Retirement of repurchased shares					$ (820)	$ 557,818	(556,998)
Retirement of repurchased shares (in shares)					(81,952,230)	81,952,230
Shares issued for future vesting of restricted shares and exercise of share options (in shares)					0
Issuance of shares for restricted shares vested (in shares)						1,398,840
Issuance of shares for restricted shares vested	(23)					$ 6,593	(6,616)
Exercise of share options (in shares)						666,255
Exercise of share options	2,841					$ 2,393	448
Changes in shareholdings of subsidiaries			29					(30)									59
Dividends declared	(300,995)											(300,995)
Ending balance at Dec. 31, 2019	3,143,228				$ 14,565	$ (90,585)	3,178,579			(18,803)		(644,788)			704,260
Ending balance (in shares) at Dec. 31, 2019					1,456,547,942	(19,219,846)
Net income (loss) for the year	(1,454,614)											(1,263,492)			(191,122)
Foreign currency translation adjustments	20,394									7,471					12,923
Share-based compensation	42,285						42,276								9
Shares repurchased by the Company	(44,977)					$ (44,977)
Shares repurchased by the Company (in shares)						(9,446,472)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)					0
Issuance of shares for restricted shares vested (in shares)						2,694,507
Issuance of shares for restricted shares vested	(50)					$ 12,700	(12,750)
Exercise of share options (in shares)						389,181
Exercise of share options	1,061					$ 1,834	(773)
Changes in shareholdings of subsidiaries			$ (43)	$ 218,146				$ (62)	$ 42								$ 19	$ 218,104
Dividends declared	(79,116)											(79,116)
Dividends declared to noncontrolling interests	(8,243)														(8,243)
Ending balance at Dec. 31, 2020	$ 1,838,071				$ 14,565	$ (121,028)	$ 3,207,312			$ (11,332)		$ (1,987,396)			$ 735,950
Ending balance (in shares) at Dec. 31, 2020					1,456,547,942	(25,582,630)